Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
21. Commitments and contingencies

Contractual commitments

As of December 31, 2015, there were no material contractual commitments.

Claims and Contingencies

Joint venture corporate income tax

The GDF Suez Cape Ann is operating in China on a sub-charter entered into by GDF Suez. GDF Suez has informed SRV Joint Gas Two Ltd. that the sub-charterer is covering any potential corporate income taxes directly with the authorities on the joint venture’s behalf. To the extent that income tax liabilities would arise, the joint venture would be compensated by GDF Suez under terms of the time charter.

PGN LNG claims including delay liquidated damages

Following certain delays, the time charter hire on the PGN FSRU Lampung commenced July 21, 2014 for the start of commissioning. During the commissioning to test the PGN FSRU Lampung project (including the Mooring) and the pipeline functionality, technical problems were identified on August 29, 2014. Following the completion of the commissioning, PGN LNG formally accepted and signed the Certificate of Acceptance dated October 30, 2014.

PT Hoegh LNG Lampung had commitments to pay a day rate for delay liquidated damages to PGN LNG for delays in achieving the scheduled arrival date or acceptance by the scheduled delivery date. PGN LNG issued invoices for $7.1 million for delay liquidated damages. PGN LNG also did not pay its time charter hire for September 2014 or October 2014.

The Partnership was indemnified under the omnibus agreement by Höegh LNG for both delay liquidated damages and any hire rate payments not received under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the acceptance date of the PGN FSRU Lampung. The Partnership filed indemnification claims for the September and October 2014 invoices not paid by PGN LNG of $6.5 million and $6.7 million, respectively, and received payments from Höegh LNG in September and October 2014, respectively. Indemnification for hire rate payments was accounted for consistent with the accounting policies for loss of hire insurance, and was recognized when the proceeds were received. Therefore, the Partnership recognized the payments from Höegh LNG for September 2014 and October 2014 as revenue.

During March 2015, an understanding with PGN LNG and PT Hoegh LNG Lampung was reached. Under the main terms of this understanding, PGN LNG would not pay the time charter hire for September 2014 or October 2014 and PT Hoegh LNG Lampung would not pay the delay liquidated damages. The delay liquidated damages that had been recorded to construction contract expenses were reversed as a result of the understanding for the year ended December 31, 2014. Since PT Hoegh LNG Lampung did not pay any delay liquidated damages to PGN LNG, the Partnership’s claim for indemnification from Höegh LNG was cancelled. On June 30, 2015, the formal Settlement and Release Agreement was signed by PT Hoegh LNG Lampung and PGN LNG formalizing the understanding. As a result, the Partnership has no further exposure to claims from PGN LNG or other parties associated with the delivery commitments and it has been fully indemnified by Höegh LNG for the loss of time charter hire payments.

As of December 31, 2014, a warranty allowance of $2.0 million was recorded to construction contract expenses related to the Mooring. The Partnership filed indemnification claims for the warranty allowance of $2.0 million to be paid to the Partnership by Höegh LNG when costs are incurred for the warranty. As of December 31, 2015, approximately $1.1 million of the warranty allowance had been used and the remaining warranty allowance was $0.9 million. The Partnership has received indemnification payments for the warranty costs incurred during 2015 and the first quarter of 2016.

The Partnership was indemnified by Höegh LNG for non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project prior to the date of acceptance and for certain costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015. For the year ended December 31, 2015, the Partnership filed claims for indemnification of non-budgeted expenses (including the warranty provision, value added tax, withholding tax and costs related to the restatement of the Partnership’s financial statements) of $7.7 million, of which $6.6 million was paid. Indemnification payments received from Höegh LNG are recorded as a contribution to equity. No such indemnification claims were filed or paid during 2014. In the first quarter of 2016, the Partnership filed indemnification claims for non-budgeted expenses and costs of $0.8 million principally related to costs related to the restatement of the Partnership’s financial statements incurred in 2015.